June 1, 2011

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
A series of Advisors Series Trust

Class A Shares

Supplement to the Prospectus
Dated February 28, 2011

Effective immediately, TCW Investment Management Company serves as sub-advisor to the ActivePassive Large Cap Growth Fund.  Accordingly, all references to Transamerica Investment Management, LLC are deleted and replaced with the following information regarding TCW Investment Management Company:

Page 5, sixth full paragraph:

The Advisor generally allocates between 30% and 60% of the Large Cap Growth Fund’s net assets to active management and between 40% and 70% of its net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Russell 1000® Growth Index.  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  The Advisor has hired TCW Investment Management Company (“TCW”) to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.  These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Large Cap Growth Fund.

Pages 8 and 9, “Management” section:

Management
Investment Advisor.  FundQuest Incorporated is the Large Cap Growth Fund’s investment advisor.  TCW serves as the sub-advisor to the Large Cap Growth Fund.

Portfolio Managers. Timothy Clift (Chief Investment Officer, lead portfolio manager) and Gregory Classen, CFA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Large Cap Growth Fund’s portfolio and serve as co-portfolio managers of the Fund.  FundQuest’s portfolio managers have managed the Funds since December 2007.  Craig C. Blum, CFA (Portfolio Manager and Group Managing Director, U.S. Equities) of TCW is primarily responsible for the day-to-day management of the actively managed portion of the Large Cap Growth Fund’s portfolio.  Mr. Blum has managed the Fund since June 2011.

Page 46, third full paragraph:

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired TCW to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

Pages 71 and 72, paragraphs three through five:

TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, was approved by the Board of Trustees on June 1, 2011, to serve as the sub-advisor to the ActivePassive Large Cap Growth Fund.  TCW is majority owned by Société Générale Asset Management SA, which is controlled by Société Générale SA, and has been an SEC-registered investment adviser since 1987.  TCW provides discretionary investment management services to individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, corporations, state or municipal government entities and Native American tribes.

•	Craig C. Blum, CFA, Portfolio Manager and Group Managing Director, U.S. Equities

Mr. Blum is responsible for managing the ActivePassive Large Cap Growth Fund.  Mr. Blum joined TCW in 1999 as a research analyst in the U.S. Equity Research group covering data networking, communications equipment, and enterprise technology companies.  In 2002, Mr. Blum became a member of the Concentrated Core/Select Equities group and was subsequently named portfolio manager in 2004.  He received his BS in Applied Mathematics and Computer Science from the University of California (UCLA), and his MBA from the UCLA Anderson Graduate School of Management.  Mr. Blum is a CFA charterholder.

Please retain this Supplement with your Prospectus for future reference.

June 1, 2011

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
A series of Advisors Series Trust

Class A Shares

Supplement to the Statement of Additional Information (“SAI”)
Dated February 28, 2011

On June 1, 2011, the Board of Trustees of Advisors Series Trust approved TCW Investment Management Company to serve as sub-advisor to the ActivePassive Large Cap Growth Fund.  Accordingly, all references in the SAI to Transamerica Investment Management, LLC are deleted and replaced with the following information:

•	The sixth full paragraph on page 23 of the SAI is deleted and replaced with the following:

TCW Investment Management Company (“TCW”), sub-advisor of the ActivePassive Large Cap Growth Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  TCW, an SEC-registered investment advisor, is majority owned by Société Générale Asset Management S.A. which is wholly owned by Société Générale S.A.

•	The table on pages 26-27 of the SAI is deleted and replaced with the following:

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers
ActivePassive Large Cap Value Fund	C.S. McKee	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive Small/Mid Cap Fund	Eagle	Bert L. Boksen Eric Mintz

ActivePassive Intermediate Municipal Bond Fund	GWK	Nancy Angell John Fox Martin Tourigny

ActivePassive International Equity Fund	Invesco	Clas Olsson (lead manager) Barrett Sides (lead manager) Shuxin Cao Matthew Dennis Jason Holzer

ActivePassive Intermediate Taxable Bond Fund	Sage	Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	TCW	Craig C. Blum

2

•	The table on pages 28-29 of the SAI is deleted and replaced with the following:

FundQuest Portfolio Managers	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Gregory Classen	0	$0.00	0	$0.00	101	$4.6 billion
Timothy Clift	0	$0.00	0	$0.00	101	$4.6 billion
Daphne Gu	0	$0.00	0	$0.00	101	$4.6 billion
Frank Wei	0	$0.00	0	$0.00	101	$4.6 billion
Matthew Whitbread	0	$0.00	0	$0.00	101	$4.6 billion
Sub-Advisor Portfolio Managers
C.S. McKee
William J. Andrews	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Christy S. Kosakowsky	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Robert A. McGee	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Gregory M. Melvin	3	$420,294,003	4	$51,614,131	517	$10,523,384,621
Suda Vatsan	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Eagle
Bert L. Boksen	13	$2,113,918,556	2	$68,289,105	4,080	$2,132,339,920
Eric Mintz	13	$2,113,918,556	0	$0.00	4,080	$2,132,339,920
GWK
Nancy Angell	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
John Fox	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
Martin Tourigny	2	$67,100,000	0	$0.00	8,634	$8,424,300,000
Invesco
Shuxin Cao	19	$13,918,200,000	2	$273,200,000	4,046	$1,867,900,000
Matthew Dennis	16	$10,697,900,000	6	$319,200,000	4,045	$1,717,600,000
Jason Holzer	18	$11,867,900,000	11	$3,350,900,000	4,046	$1,867,900,000
Clas Olsson	17	$10,885,500,000	11	$3,350,900,000	4,046	$1,867,900,000
Barrett Sides	17	$10,567,200,000	5	$432,000,000	4,046	$1,867,900,000
Sage
Mark MacQueen	0	$0.00	0	$0.00	2,255	$9,415,000,000
Thomas Urano	0	$0.00	0	$0.00	2,255	$9,415,000,000
Robert D. Williams	0	$0.00	0	$0.00	2,255	$9,415,000,000
TCW (as of 3/31/11)
Craig C. Blum	3	$827.5 million	8	$483.5 million	51	$2,432.1 million

•	The table on page 29 of the SAI is deleted and replaced with the following:

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	0	$0.00
Timothy Clift	0	$0.00	0	$0.00	0	$0.00
Daphne Gu	0	$0.00	0	$0.00	0	$0.00
Frank Wei	0	$0.00	0	$0.00	0	$0.00
Matthew Whitbread	0	$0.00	0	$0.00	0	$0.00
Sub-Advisor Portfolio Managers
C.S. McKee
Gregory M. Melvin	1	$41,100,012	0	$0.00	1	$217,456,118
Robert A. McGee	1	$41,100,012	0	$0.00	1	$217,456,118
William J. Andrews	1	$41,100,012	0	$0.00	1	$217,456,118
Suda Vatsan	1	$41,100,012	0	$0.00	1	$217,456,118
Christy S. Kosakowsky	1	$41,100,012	0	$0.00	1	$217,456,118

Eagle
Bert L. Boksen	0	$0.00	2	$68,289,105	1	$880,113
Eric Mintz	0	$0.00	0	$0.00	1	$880,113
GWK
Nancy Angell	0	$0.00	0	$0.00	0	$0.00
John Fox	0	$0.00	0	$0.00	0	$0.00
Martin Tourigny	0	$0.00	0	$0.00	0	$0.00
Invesco
Shuxin Cao	0	$0.00	0	$0.00	0	$0.00
Matthew Dennis	0	$0.00	0	$0.00	0	$0.00
Jason Holzer	0	$0.00	0	$0.00	0	$0.00
Clas Olsson	0	$0.00	0	$0.00	0	$0.00
Barrett Sides	0	$0.00	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	0	$0.00
Thomas Urano	0	$0.00	0	$0.00	0	$0.00
Robert D. Williams	0	$0.00	0	$0.00	0	$0.00
TCW (as of 3/31/11)
Craig C. Blum	0	$0.00	2	$37.1 million	1	$102.5 million

•	The following disclosure is added to page 33 of the SAI:

TCW—Material Conflicts of Interest.
Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to the Fund.  TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients including the Fund.

•	The following disclosure is added to page 36 of the SAI:

TCW—Compensation
The portfolio manager is compensated with a combination of salary and bonus.  Compensation is awarded to the portfolio manager based on net revenues after deducting direct departmental expenses.

•	The following disclosure is added to page 54 of the SAI:

TCW Management Company
Proxy Voting Policies & Procedures
Sub-Advisor to the ActivePassive Large Cap Growth Fund

Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) provides that it is a fraudulent, deceptive or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients.  Rule 206(4)-6 further requires an adviser’s written proxy voting policies and procedures to provide how material conflicts between the adviser’s interest and those of its clients concerning proxy votes will be resolved before voting such proxies.

TCW has established a proxy voting committee (the “Proxy Committee”) and adopted proxy voting guidelines and procedures (the “Guidelines”).  The Proxy Committee generally meets at least quarterly to review the Guidelines and to address other proxy voting issues.

In addition to the Proxy Committee, TCW has a Proxy Specialist who administers the proxy voting program and reports to the Director of Research.

TCW also uses one or more outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process.  The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records.

When voting proxies, the utmost concern is that decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments.  Among the types of decisions covered by the Guidelines are governance, capital structure, mergers and restructuring, board of directors, anti-takeover provisions and compensation.  Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners.  There are specific override procedures that include required documentation.

A process is specified for dealing with any significant conflict of interest, although such conflicts would be uncommon because TCW does not engage in investment banking or the managing or advising of public companies.

Upon request, TCW provides proxy voting records to its clients.

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.